Note 18 - Commitments	3 Months Ended
Sep. 30, 2012
Commitments Disclosure [Text Block]
Note 18 – Commitments

(a) Purchase of Solar Photovolatic Power Systems

On March 31, 2011, the Company and Coronus entered into a purchase agreement for utility-scale, ground-mount, solar photovoltaic (“PV”) power systems (the “Solar Power Systems Agreement”) with Belectric, Inc. (“Belectric”). Under the Solar Power Systems Agreement, Coronus agreed to acquire a total of 21 MW_ac of utility-scale, ground-mount, solar PV power systems from Belectric, for total consideration of $76,818,000, exclusive of taxes (the “Basic Price”). On entering into the Solar Power Systems Agreement, the Company paid 15% of the Basic Price, or $11,522,700, by way of issuing 10,974,000 shares of its common stock to Belectric, at a deemed price of $1.05 per share. The fair value per share at the date of issuance was $0.60. As a result, $6,584,400 was recorded under shareholders’ equity and construction in progress when the agreement was first entered into.

On August 15, 2012, the Company amended the purchase agreement for the Solar Power Systems with Belectric. Under the amended agreement (the “Amended Solar Power Systems Agreement”), the provision of Coronus to purchase a total of 21 MW of utility-scale, ground-mount, solar PV power systems from Belectric, for consideration of $76,818,000, exclusive of taxes (the “Original Basic Price”), was modified. Under the Amended Solar Power Systems Agreement, Coronus and Belectric agree to negotiate, in good faith, the purchase price of solar power systems on a per solar power system basis (the “Purchase and Sale Agreements”). The Amended Solar Power Systems Agreement is effective as of August 15, 2012, and shall remain in full force and effect for three years (the “Three Year Term”), but shall expire prior to the Three Year Term provided Coronus and Belectric enter into Purchase and Sale Agreements totaling 100 MW of solar power systems prior to the expiry of the Three Year Term. Further, throughout the term of the Amended Solar Power Systems Agreement, Belectric retains the exclusive right to negotiate Purchase and Sale Agreements with Coronus for solar power systems.

On entering into the original Solar Power Systems Agreement, the Company paid 15% of the Original Basic Price, or $11,522,700, by way of issuing 10,974,000 shares (the “Original Payment Shares”) of its common stock to Belectric, at a deemed price of $1.05 per share. Under the Amended Solar Power Systems Agreement, as additional purchase and sale consideration, Belectric kept 1,097,400 of the Original Payment Shares. Accordingly, 9,876,600 of the Original Payment Shares were cancelled on August 15, 2012.

(b) Advisory Service Agreement

On August 8, 2011, the Company entered into a financial advisory service agreement (the “Advisory Agreement”) with Source Capital Group Inc (“SCG”). Under the Advisory Agreement, SCG shall use its best efforts to provide up to $80,000,000 in financing (the “Financing”) for the Company and/or the Company’s affiliates. The financing may consist of debt (the “Debt Financing”) or equity (the “Equity Financing”) or both. Under the Advisory Agreement, SCG shall be compensated 6% cash and 6% 5 year warrants priced at 100% of any offering price on any Equity Financing raised by SCG. In addition, SCG shall be compensated 3% cash on any Debt Financing raised by SCG.

As at September 30, 2012, $nil (March 31, 2012: $20,000) had been expensed related to the advisory service agreement.

The term of the Advisory Agreement is 120 days from August 8, 2011 (the “Expiration Date”), and will be automatically renewed on a monthly basis until canceled in writing by either the Company or SCG. The Advisory Agreement may be terminated upon 60 days written notice without cause by either the Company or SCG at any time before the Expiration Date.

Under the original Advisory Agreement, the Company’s relationship with SCG was exclusive. Effective December 8, 2011, the relationship with SCG is no longer exclusive.

(c) Acquisition of Vacant Land

(i) Phelan South Agreement

On April 25, 2012, Coronus entered into a Vacant Land Purchase Agreement (the “Phelan South Agreement”) to acquire a 40 acre parcel of vacant land, situated in Phelan, an unincorporated community in the County of San Bernardino, California. The purchase price is $350,000, all cash. Coronus deposited $1,000 into escrow and agrees to deposit an additional $349,000 within sufficient time to close escrow. Initially, close of escrow was August 15, 2012, but was extended to September 15, 2012 and further extended to March 15, 2013. Under the Phelan South Agreement, the Seller agrees to include, and transfer to Coronus, one share of Sheep Creek Water Co. Additionally, on closing, Coronus agrees to pay the realtor commission of $5,000. Initially, the Phelan South Agreement was subject to Coronus’ Board of Director approval on or before July 31, 2012, but this approval was extended to on or before August 31, 2012 and further extended to on or before February 28, 2013. Additionally, Coronus is now required to make the following, non-refundable payments to the Seller, separate from the purchase price:

September 30, 2012 - $1,726 (paid on September 30, 2012)

October 31, 2012 - $1,784 (paid on October 31, 2012)

November 30, 2012 - $1,726

December 31, 2012 - $1,784

January 31, 2013 - $1,784

February 28, 2013 - $1,611

March 15, 2013 - $863

(d) Entry into Utility Interconnection Studies

(i) SIS Study Agreements for Projects Coronus Joshua Tree East 1, 2 and 3

On February 23, 2012, Coronus entered into three System Impact Study Agreements (the “SIS Study Agreement for Coronus Joshua Tree East 1”, the “SIS Study Agreement for Coronus Joshua Tree East 2”, and the “SIS Study Agreement for Coronus Joshua Tree East 3”) with SCE. The SIS Study Agreements relate to Coronus’ application for interconnection service and the CREST tariff for three 1.5 MW solar PV power systems on the 56.03 acre parcel of vacant land, situated east of Joshua Tree, in the County of San Bernardino, California, Coronus acquired on June 30, 2011 (see Note 7).

The SIS Agreements set forth the terms and conditions for SCE to perform system impact studies to determine the impacts that would result from interconnecting the three PV systems and the adequacy of SCE’s electrical system to accommodate them. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of each SIS study was $10,000. The results of the SIS studies were anticipated to be completed by September 1, 2012. On entering into the SIS Study Agreements, Coronus paid SCE the three $10,000 deposits, for a total payment of $30,000. On October 15, 2012, Coronus received the SIS Study Agreements for Coronus Joshua Tree East 1, 2 and 3.

(ii) SIS Study Agreements for Projects Coronus Adelanto West 1 and 2

On April 13, 2012, Coronus entered into two System Impact Study Agreements (the “SIS Study Agreement for Coronus Adelanto West 1” and the “SIS Study Agreement for Coronus Adelanto West 2”) with SCE. The SIS Study Agreements relate to Coronus’ application for interconnection service and the CREST tariff for two 1.5 MW solar PV power systems on the 40 acre parcel of vacant land, situated in the City of Adelanto, California, Coronus acquired on April 19, 2012 (see Note 7).

The SIS Agreements set forth the terms and conditions for SCE to perform system impact studies to determine the impacts that would result from interconnecting the two PV systems and the adequacy of SCE’s electrical system to accommodate them. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of each SIS study is $10,000. The results of the SIS studies are anticipated to be completed by November 19, 2012. On entering into the SIS Study Agreements, Coronus paid SCE the two $10,000 deposits, for a total payment of $20,000.

(iii) SIS Study Agreements for Projects Coronus Apple Valley East 1 and 2

On May 3, 2012, Coronus entered into two System Impact Study Agreements (the “SIS Study Agreement for Coronus Apple Valley East 1” and the “SIS Study Agreement for Coronus Apple Valley East 2”) with SCE. The SIS Study Agreements relate to Coronus’ application for interconnection service and the CREST tariff for two 1.5 MW solar PV power systems on SCE’s Tussing 12 kV distribution circuit, situated east of Apple Valley, in the County of San Bernardino, California.

The SIS Agreements set forth the terms and conditions for SCE to perform system impact studies to determine the impacts that would result from interconnecting the two PV systems and the adequacy of SCE’s electrical system to accommodate them. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of each SIS study was $10,000. The results of the SIS studies were anticipated to be completed within 120 business days. On entering into the SIS Study Agreements, Coronus paid SCE the two $10,000 deposits, for a total payment of $20,000. On October 26, 2012, Coronus received the SIS Study Agreements for Coronus Apple Valley East 1 and 2.

(iv) SIS Study Agreements for Projects Coronus Joshua Tree East 4 and 5

On June 25, 2012, Coronus entered into two System Impact Study Agreements (the “SIS Study Agreement for Coronus Joshua Tree East 4” and the “SIS Study Agreement for Coronus Joshua Tree East 5”) with SCE. The SIS Study Agreements relate to Coronus’ application for interconnection service and the CREST tariff for two 1.5 MW solar PV power systems on the 56.03 acre parcel of vacant land, situated east of Joshua Tree, in the County of San Bernardino, California, Coronus acquired on June 30, 2011 (see Note 7).

The SIS Agreements set forth the terms and conditions for SCE to perform system impact studies to determine the impacts that would result from interconnecting the two PV systems and the adequacy of SCE’s electrical system to accommodate them. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of each SIS study was $10,000. The results of the SIS studies were anticipated to be completed within 120 business days. On entering into the SIS Study Agreements, Coronus paid SCE the two $10,000 deposits, for a total payment of $20,000. On October 15, 2012, Coronus received the SIS Study Agreements for Coronus Joshua Tree East 4 and 5.

(v) SIS Study Agreement for Project Coronus Yucca Valley East 3

On June 25, 2012, Coronus entered into a System Impact Study Agreement (the “SIS Study Agreement for Coronus Yucca Valley East 3”) with SCE. The SIS Study Agreement relates to Coronus’ application for interconnection service and the CREST tariff for a 1.5 MW solar PV power system on the 34.07 acre parcel of vacant land, situated east of Yucca Valley, in the County of San Bernardino, California, Coronus agrees to acquire pursuant to the Yucca Valley East Agreement [see Note 16(c)(ii)].

The SIS Agreement sets forth the terms and conditions for SCE to perform a system impact study to determine the impacts that would result from interconnecting the PV system and the adequacy of SCE’s electrical system to accommodate it. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of the SIS study is $10,000. The results of the SIS study are anticipated to be completed on December 14, 2012. On entering into the SIS Study Agreement, Coronus paid SCE the $10,000 deposit.

(e) Power Purchase Agreements

(i) Power Purchase Agreements for Projects Coronus Yucca Valley East 1 and 2

On August 30, 2012 (the “Yucca Valley East PPAs Effective Date”), Coronus’ wholly-owned subsidiaries, Coronus Yucca Valley East 1 LLC and Coronus Yucca Valley East 2 LLC, entered into two identical Power Purchase Agreements (the “Yucca Valley East PPAs”) with SCE. The Yucca Valley East PPAs relate to Coronus’ applications for interconnection service and the CREST tariff for two 1.5 MW solar PV power systems (the “Yucca Valley East 1 and Yucca Valley East 2 Projects”) on the 34.07 acre parcel of vacant land, situated east of Yucca Valley, in the County of San Bernardino, California (the “Yucca Valley East Property”), Coronus acquired on August 17, 2012.

(i) Power Purchase Agreements for Projects Coronus Yucca Valley East 1 and 2 - Continued

The Yucca Valley East PPAs are standardized, must-take, full buy/ sell, power purchase agreements, where SCE purchases all of the Yucca Valley East 1 and Yucca Valley East 2 Projects’ generation, net of station use. The term of the Yucca Valley East PPAs is 20 years. The price SCE pays for the generation shall be premised on the adopted 2011 Market Price Referent, and shall be adjusted according to SCE’s time of delivery periods and energy allocation factors, as scheduled in the Yucca Valley East PPAs. Initial operation of the Yucca Valley East 1 and Yucca Valley East 2 Projects must be no later than eighteen months from the Yucca Valley East PPAs Effective Date. The Yucca Valley East PPAs include, but are not limited to, provisions in respect of termination, facility operation, billing and payment, curtailment, and insurance. Additionally, on or before the thirtieth day following the Yucca Valley East PPAs Effective Date, Coronus was required to post and maintain development fees (the “Yucca Valley East Development Securities”) equal to $37,604 per Yucca Valley East PPA. If, on or before initial operation, Coronus demonstrates to SCE’s satisfaction that it has installed all of the equipment or devices necessary for Coronus to satisfy the gross power rating of the generating facilities, SCE shall return the Yucca Valley East Development Securities to Coronus within thirty days of each facility’s initial operation. The power purchase agreement development securities for Yucca Valley East 1 and 2 of $37,604 and $37,604 were paid on September 27, 2012, respectively.

(ii) Power Purchase Agreements for Projects Coronus 29-Palms North 1, 2 and 3

On August 30, 2012 (the “29-Palms North PPAs Effective Date”), Coronus’ wholly-owned subsidiaries, Coronus 29-Palms North 1 LLC, Coronus 29-Palms North 2 LLC, and Coronus 29-Palms North 3 LLC, entered into three identical Power Purchase Agreements (the “29-Palms North PPAs”) with SCE. The 29-Palms North PPAs relate to Coronus’ applications for interconnection service and the CREST tariff for three 1.5 MW solar PV power systems (the “29-Palms North 1, 29-Palms North 2, and 29-Palms North 3 Projects”) in respect of the 12kV distribution circuit that feeds the 39.25 acre parcel of vacant land, situated north of Twentynine Palms, in the County of San Bernardino, California (the “29-Palms North Property”), Coronus acquired on May 16, 2011.

The 29-Palms North PPAs are standardized, must-take, full buy/ sell, power purchase agreements, where SCE purchases all of the 29-Palms North 1, 29-Palms North 2, and 29-Palms North 3 Projects’ generation, net of station use. The term of the 29-Palms North PPAs is 20 years. The price SCE pays for the generation shall be premised on the adopted 2011 Market Price Referent, and shall be adjusted according to SCE’s time of delivery periods and energy allocation factors, as scheduled in the 29-Palms North PPAs. Initial operation of the 29-Palms North 1, 29-Palms North 2, and 29-Palms North 3 Projects must be no later than eighteen months from the 29-Palms North PPAs Effective Date. The 29-Palms North PPAs include, but are not limited to, provisions in respect of termination, facility operation, billing and payment, curtailment, and insurance. Additionally, on or before the thirtieth day following the 29-Palms North PPAs Effective Date, Coronus was required to post and maintain development fees (the “29-Palms North Development Securities”) equal to $38,250 per 29-Palms North PPA. If, on or before initial operation, Coronus demonstrates to SCE’s satisfaction that it has installed all of the equipment or devices necessary for Coronus to satisfy the gross power rating of the generating facilities, SCE shall return the 29-Palms North Development Securities to Coronus within thirty days of each facility’s initial operation. The power purchase agreement development securities for 29-Palms North 1, 2 and 3 of $38,250, $38,250 and $38,250 were paid on September 27, 2012, respectively.